COMMITMENTS AND CONTINGENCIES (Details 1) - Lease [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Undiscounted Minimum Lease Commitments	$ 1,422,461	$ 1,518,310
Present Value Adjustment Using Incremental Borrowing Rate	(295,742)	(330,476)
Lease Liabilities	$ 1,126,719	$ 1,187,834